Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital	Total capital as at March 31, 2021 and 2020 is calculated as follows:

As at	March 31,
	2021	2020
	$	$
Cash	(6,903)	(8,810)
Restricted cash	(3,233)	(2,212)
Current portion of long-term debt	35,134	1,143
Long-term debt	19,817	52,086
Share capital	197,537	195,335
Deficit	(96,190)	(78,780)
Accumulated other comprehensive income	(508)	6,123
Contributed surplus	7,173	4,691
	152,827	169,576